Notes Payable - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Fair value of long term debt	$ 899	$ 940
Excess fair value over carrying value of long-term debt	144	173
Unamortized discount (premium) and debt Issuance costs, Net		8
Level 2 | Unsecured Notes
Debt Instrument [Line Items]
Fair value of long term debt	$ 597	$ 638